Incentive Plans (Summary Of Stock Option Program) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y		Dec. 31, 2010 Y		Dec. 31, 2009 Y
Incentive Plans [Abstract]
Options, Outstanding	18,245,253	[1],[2]	22,217,057	[1],[2]	25,093,122	[1],[2]
Options, Exercised	(1,850)	[1],[2]
Options, Forfeited	(21,070)	[1],[2]	(43,068)	[1],[2]	(558,470)	[1],[2]
Options, Expired	(2,665,547)	[1],[2]	(3,928,736)	[1],[2]	(2,317,595)	[1],[2]
Options, Outstanding	15,556,786	[1],[2]	18,245,253	[1],[2]	22,217,057	[1],[2]
Weighted Average Exercise Price, Outstanding	$ 37.73		$ 39.24		$ 39.68
Weighted Average Exercise Price, Exercised	$ 32.54
Weighted Average Exercise Price, Forfeited	$ 35.21		$ 34.36		$ 44.40
Weighted Average Exercise Price, Expired	$ 35.45		$ 46.29		$ 42.74
Weighted Average Exercise Price, Outstanding	$ 38.13		$ 37.73		$ 39.24
Aggregate Intrinsic Value, Outstanding	$ 0		$ 0		$ 0
Aggregate Intrinsic Value, Outstanding	$ 0		$ 0		$ 0
Weighted Average Remaining Life (years), Outstanding	2.30		2.73		3.66
Weighted Average Remaining Life (years), Outstanding	1.55		2.30		2.73

[1]	The table does not include Continuity Award tandem stock options described below. No fair market value is assigned to these options under ASC 718. The tandem restricted shares accompanying these options are expensed over their vesting period.
[2]	The table includes options outstanding under an acquired company plan under which options may no longer be granted.